Stock-Based Compensation - Schedule of Fair Value of Each Option Award Estimated Assumption (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate, minimum	0.23%	1.47%	1.47%	2.44%
Risk-free interest rate, maximum	0.31%	1.85%	1.85%	3.01%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility, minimum		133.01%	133.01%
Expected volatility, maximum		171.87%	171.87%
Expected volatility	207.67%			170.32%
Expected life		4 years	5 years
Minimum [Member]
Expected life	4 years			6 months
Maximum [Member]
Expected life	5 years			5 years 6 months